Expense Example - FidelityFreedomFunds-K6ComboPRO - FidelityFreedomFunds-K6ComboPRO - Fidelity Freedom 2010 Fund - Fidelity Freedom 2010 Fund - Class K6	May 30, 2024 USD ($)
Expense Example:
1 year	$ 26
3 years	80
5 years	141
10 years	$ 318